Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
Kintetsu World Express Inc.	3,600	$58,042
Konoike Transport Co. Ltd.	2,700	31,076
Maruwa Unyu Kikan Co. Ltd.	1,800	49,338
Mitsui-Soko Holdings Co. Ltd.	1,800	26,782
SBS Holdings Inc.	1,800	40,149

		205,387

Auto Components — 2.7%
Aisan Industry Co. Ltd.	2,700	14,536
Daido Metal Co. Ltd.	3,600	19,047
Daikyonishikawa Corp.	3,600	20,316
Eagle Industry Co. Ltd.	2,700	18,997
Exedy Corp.	2,700	43,432
FCC Co. Ltd.	2,700	45,862
Futaba Industrial Co. Ltd.	4,500	21,845
G-Tekt Corp.	1,800	18,946
Ichikoh Industries Ltd.	2,700	13,558
Keihin Corp.	3,600	85,009
KYB Corp.(a)	1,800	35,671
Musashi Seimitsu Industry Co. Ltd.	3,600	32,446
NHK Spring Co. Ltd.	18,000	123,804
Nifco Inc./Japan	8,100	177,285
Nippon Seiki Co. Ltd.	4,500	47,074
Nissin Kogyo Co. Ltd.	3,600	73,848
NOK Corp.	7,200	92,159
Pacific Industrial Co. Ltd.	3,600	32,981
Piolax Inc.	2,700	42,955
Press Kogyo Co. Ltd.	8,100	19,999
Riken Corp.	900	23,625
Shoei Co. Ltd.	1,800	41,218
Showa Corp.	4,500	93,939
Sumitomo Riko Co. Ltd.	2,700	15,889
Tachi-S Co. Ltd.	2,700	22,405
Tokai Rika Co. Ltd.	4,500	65,870
Topre Corp.	2,700	32,455
Toyo Tire Corp.	9,900	140,503
Toyota Boshoku Corp.	5,400	76,087
TPR Co. Ltd.	1,800	24,543
TS Tech Co. Ltd.	3,600	101,248
Unipres Corp.	3,600	34,886
Yorozu Corp.	1,800	19,381

		1,671,819

Automobiles — 0.1%
Nissan Shatai Co. Ltd.	5,400	50,825

Banks — 4.0%
77 Bank Ltd. (The)	4,500	64,199
Aichi Bank Ltd. (The)	900	25,229
Akita Bank Ltd. (The)	1,800	25,947
Aomori Bank Ltd. (The)	1,800	36,473
Awa Bank Ltd. (The)	2,700	62,002
Bank of Iwate Ltd. (The)	1,700	39,196
Bank of Nagoya Ltd. (The)	900	19,715
Bank of Okinawa Ltd. (The)	1,800	55,302
Bank of the Ryukyus Ltd.	3,600	32,413
Chugoku Bank Ltd. (The)	12,600	113,211
Chukyo Bank Ltd. (The)	900	17,869
Daishi Hokuetsu Financial Group Inc.	3,600	75,586
Ehime Bank Ltd. (The)	2,700	29,873

Security	Shares	Value

Banks (continued)
Gunma Bank Ltd. (The)	31,500	$98,533
Hachijuni Bank Ltd. (The)	31,500	116,369
Hiroshima Bank Ltd. (The)	22,500	105,467
Hokkoku Bank Ltd. (The)	1,800	46,163
Hokuhoku Financial Group Inc.	10,800	91,023
Hyakugo Bank Ltd. (The)	18,000	53,297
Hyakujushi Bank Ltd. (The)	1,800	32,831
Iyo Bank Ltd. (The)	19,800	111,925
Juroku Bank Ltd. (The)	2,700	52,604
Kansai Mirai Financial Group Inc.	8,174	29,590
Keiyo Bank Ltd. (The)	8,100	38,946
Kiyo Bank Ltd. (The)	5,400	83,806
Kyushu Financial Group Inc.	31,500	133,912
Miyazaki Bank Ltd. (The)	900	19,540
Musashino Bank Ltd. (The)	2,700	38,018
Nanto Bank Ltd. (The)	2,700	56,413
Nishi-Nippon Financial Holdings Inc.	10,800	74,383
North Pacific Bank Ltd.	24,300	45,787
Ogaki Kyoritsu Bank Ltd. (The)	2,700	56,990
Oita Bank Ltd. (The)	900	21,093
San ju San Financial Group Inc.	1,800	25,763
San-in Godo Bank Ltd. (The)	12,600	62,102
Senshu Ikeda Holdings Inc.	18,000	28,236
Shiga Bank Ltd. (The)	3,600	83,772
Shikoku Bank Ltd. (The)	2,700	20,751
Suruga Bank Ltd.	11,800	42,825
Toho Bank Ltd. (The)	16,200	35,487
Tokyo Kiraboshi Financial Group Inc.	1,830	18,379
TOMONY Holdings Inc.	12,600	40,583
Towa Bank Ltd. (The)	2,700	17,744
Yamagata Bank Ltd. (The)	1,800	22,472
Yamaguchi Financial Group Inc.	17,100	102,218
Yamanashi Chuo Bank Ltd. (The)	2,700	23,282

		2,427,319

Beverages — 0.3%
Sapporo Holdings Ltd.	5,400	108,015
Takara Holdings Inc.	12,600	101,633

		209,648

Biotechnology — 0.7%
AnGes Inc.(a)	9,900	194,260
GNI Group Ltd.(a)	3,297	55,605
HEALIOS KK(a)	1,800	31,143
Japan Tissue Engineering Co. Ltd.(a)	1,800	12,915
SanBio Co. Ltd.(a)	2,700	44,384
Takara Bio Inc.	4,500	120,045

		458,352

Building Products — 1.6%
Aica Kogyo Co. Ltd.	4,500	134,079
Bunka Shutter Co. Ltd.	4,500	33,666
Central Glass Co. Ltd.	3,600	65,628
Maeda Kosen Co. Ltd.	1,800	39,012
Nichias Corp.	5,400	124,555
Nichiha Corp.	1,800	38,996
Nippon Sheet Glass Co. Ltd.(a)	8,100	30,750
Nitto Boseki Co. Ltd.	1,800	98,575
Noritz Corp.	2,700	31,602
Okabe Co. Ltd.	2,700	20,500
Sankyo Tateyama Inc.	1,800	16,073
Sanwa Holdings Corp.	17,100	146,660

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Sekisui Jushi Corp.	2,700	$59,371
Shin Nippon Air Technologies Co. Ltd.	900	21,194
Sinko Industries Ltd.	1,800	25,613
Takara Standard Co. Ltd.	2,700	39,447
Takasago Thermal Engineering Co. Ltd.	3,600	61,150

		986,871

Capital Markets — 0.7%
GMO Financial Holdings Inc.	3,600	20,985
Jafco Co. Ltd.	2,700	90,723
M&A Capital Partners Co. Ltd.(a)	900	33,457
Marusan Securities Co. Ltd.	4,500	19,005
Matsui Securities Co. Ltd.	10,800	84,908
Monex Group Inc.	14,400	32,079
Okasan Securities Group Inc.	10,800	35,086
SPARX Group Co. Ltd.	8,100	16,691
Strike Co. Ltd.	900	40,098
Tokai Tokyo Financial Holdings Inc.	17,100	39,998
Uzabase Inc.(a)	1,800	39,798

		452,828

Chemicals — 5.8%
Achilles Corp.	900	14,160
ADEKA Corp.	7,200	100,179
C.I. Takiron Corp.	2,700	18,445
Chugoku Marine Paints Ltd.	4,500	34,167
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	900	20,843
Denka Co. Ltd.	7,200	176,366
DIC Corp.	7,200	187,861
DKS Co. Ltd.	900	39,388
Fujimi Inc.	1,800	51,877
Fujimori Kogyo Co. Ltd.	900	29,364
Fuso Chemical Co. Ltd.	1,800	67,081
Hodogaya Chemical Co. Ltd.	900	35,044
Ishihara Sangyo Kaisha Ltd.	2,700	19,097
JCU Corp.	1,800	54,300
JSP Corp.	900	12,355
Kaneka Corp.	3,600	96,002
Kanto Denka Kogyo Co. Ltd.	3,600	31,043
KH Neochem Co. Ltd.	2,700	53,130
Koatsu Gas Kogyo Co. Ltd.	2,700	19,348
Konishi Co. Ltd.	2,700	38,269
Kumiai Chemical Industry Co. Ltd.	7,249	58,538
Kureha Corp.	1,800	79,278
Lintec Corp.	3,600	85,710
Nihon Nohyaku Co. Ltd.	2,700	12,355
Nihon Parkerizing Co. Ltd.	7,200	76,722
Nippon Fine Chemical Co. Ltd.	900	12,330
Nippon Kayaku Co. Ltd.	11,700	117,505
Nippon Shokubai Co. Ltd.	2,700	151,121
Nippon Soda Co. Ltd.	1,800	49,973
NOF Corp.	6,300	223,966
Okamoto Industries Inc.	900	31,953
Osaka Soda Co. Ltd.	900	21,887
Sakai Chemical Industry Co. Ltd.	900	16,624
Sakata INX Corp.	3,600	35,855
Sanyo Chemical Industries Ltd.	900	41,268
Sekisui Plastics Co. Ltd.	1,800	10,108
Shikoku Chemicals Corp.	2,700	28,721
Shin-Etsu Polymer Co. Ltd.	3,600	31,745
Stella Chemifa Corp.	900	22,146

Security	Shares	Value

Chemicals (continued)
Sumitomo Bakelite Co. Ltd.	2,700	$75,936
Sumitomo Seika Chemicals Co. Ltd.	900	25,396
T. Hasegawa Co. Ltd.	2,700	59,747
Taiyo Holdings Co. Ltd.	1,800	84,541
Takasago International Corp.	900	20,667
Taki Chemical Co. Ltd.	500	33,415
Tayca Corp.	900	13,157
Tenma Corp.	900	15,246
Toagosei Co. Ltd.	9,000	86,128
Tokai Carbon Co. Ltd.	17,100	155,390
Tokuyama Corp.	5,400	129,117
Tokyo Ohka Kogyo Co. Ltd.	2,700	125,057
Toyo Gosei Co. Ltd.	500	40,702
Toyo Ink SC Holdings Co. Ltd.	2,700	52,153
Toyobo Co. Ltd.	7,200	100,847
Ube Industries Ltd.	9,000	160,811
Valqua Ltd.	1,800	34,769
Zeon Corp.	11,700	112,618

		3,531,821

Commercial Services & Supplies — 1.7%
Aeon Delight Co. Ltd.	1,800	51,543
Bell System24 Holdings Inc.	2,700	34,008
Central Security Patrols Co. Ltd.	900	37,885
Daiseki Co. Ltd.	3,660	95,428
Duskin Co. Ltd.	3,600	98,575
Japan Elevator Service Holdings Co. Ltd.	1,800	55,553
Kokuyo Co. Ltd.	7,200	93,697
Matsuda Sangyo Co. Ltd.	960	12,876
Mitsubishi Pencil Co. Ltd.	2,700	36,941
Nichiban Co. Ltd.	900	12,765
Nippon Kanzai Co. Ltd.	1,800	30,993
Nippon Parking Development Co. Ltd.	17,100	22,380
Okamura Corp.	5,400	44,208
Oyo Corp.	1,800	22,438
Pilot Corp.	2,700	92,352
Prestige International Inc.	9,000	79,528
Raksul Inc.(a)	1,800	48,552
Relia Inc.	3,600	40,934
Sato Holdings Corp.	2,700	62,278
Toppan Forms Co. Ltd.	4,500	46,823
Uchida Yoko Co. Ltd.	900	47,116

		1,066,873

Communications Equipment — 0.1%
Denki Kogyo Co. Ltd.	900	22,104
Icom Inc.	900	24,861

		46,965

Construction & Engineering — 5.1%
Chiyoda Corp.(a)	14,400	36,089
Chudenko Corp.	2,700	58,017
COMSYS Holdings Corp.	9,900	275,676
Dai-Dan Co. Ltd.	900	24,184
Daiho Corp.	900	20,926
Fukuda Corp.	900	40,809
Hazama Ando Corp.	16,200	104,807
Hibiya Engineering Ltd.	1,800	32,780
JDC Corp.	3,600	18,412
JTOWER Inc.	900	40,307
Kandenko Co. Ltd.	8,100	73,982
Kinden Corp.	11,700	195,806

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Kumagai Gumi Co. Ltd.	3,600	$87,983
Kyowa Exeo Corp.	9,000	206,674
Kyudenko Corp.	3,600	100,012
Maeda Corp.	12,600	98,826
Maeda Road Construction Co. Ltd.	3,200	59,672
Meisei Industrial Co. Ltd.	2,700	18,947
Mirait Holdings Corp.	7,200	102,852
Nichireki Co. Ltd.	1,800	27,818
Nippo Corp.	4,500	111,733
Nippon Densetsu Kogyo Co. Ltd.	2,700	59,722
Nippon Koei Co. Ltd.	900	27,526
Nippon Road Co. Ltd. (The)	900	59,312
Nishimatsu Construction Co. Ltd.	4,700	91,963
Okumura Corp.	2,700	65,160
OSJB Holdings Corp.	9,900	22,789
Penta-Ocean Construction Co. Ltd.	23,400	122,066
Raito Kogyo Co. Ltd.	3,600	48,853
Raiznext Corp.	2,700	32,129
Sanki Engineering Co. Ltd.	3,600	45,879
Shinnihon Corp.	2,700	18,896
SHO-BOND Holdings Co. Ltd.	3,600	166,575
Sumitomo Densetsu Co. Ltd.	1,800	41,819
Sumitomo Mitsui Construction Co. Ltd.	13,500	56,764
Taihei Dengyo Kaisha Ltd.	900	19,790
Taikisha Ltd.	1,800	56,221
Takamatsu Construction Group Co. Ltd.	1,800	42,822
Tekken Corp.	900	18,571
Toa Corp./Tokyo	1,800	27,484
Toda Corp.	19,800	122,033
Toenec Corp.	900	32,580
Tokyu Construction Co. Ltd.	7,240	39,515
Totetsu Kogyo Co. Ltd.	1,800	48,068
Toyo Construction Co. Ltd.	6,300	25,087
Yahagi Construction Co. Ltd.	2,700	19,322
Yokogawa Bridge Holdings Corp.	2,700	54,634
Yurtec Corp.	3,600	21,085

		3,122,977

Construction Materials — 0.2%
Krosaki Harima Corp.	400	14,647
Sumitomo Osaka Cement Co. Ltd.	2,700	94,983

		109,630

Consumer Finance — 0.9%
AEON Financial Service Co. Ltd.	9,000	101,332
Aiful Corp.(a)	27,000	66,914
Credit Saison Co. Ltd.	13,500	160,770
Hitachi Capital Corp.	4,500	94,983
J Trust Co. Ltd.	5,400	14,385
Jaccs Co. Ltd.	1,800	31,544
Orient Corp.	45,000	53,465

		523,393

Containers & Packaging — 0.8%
FP Corp.	2,000	146,842
Fuji Seal International Inc.	3,600	74,316
Pack Corp. (The)	900	26,064
Rengo Co. Ltd.	16,200	128,114
Toyo Seikan Group Holdings Ltd.	12,600	134,029

		509,365

Distributors — 0.3%
Arata Corp.	900	38,052

Security	Shares	Value

Distributors (continued)
Doshisha Co. Ltd.	1,800	$26,164
PALTAC Corp.	2,700	132,325

		196,541

Diversified Consumer Services — 0.2%
Japan Best Rescue System Co. Ltd.	1,800	14,653
Litalico Inc.(a)	900	23,499
Meiko Network Japan Co. Ltd.	1,800	14,369
Riso Kyoiku Co. Ltd.	9,000	25,479
Studio Alice Co. Ltd.	900	13,683

		91,683

Diversified Financial Services — 0.8%
eGuarantee Inc.	2,700	54,734
Financial Products Group Co. Ltd.	5,400	30,475
Fuyo General Lease Co. Ltd.	1,800	103,253
Japan Investment Adviser Co. Ltd.	900	10,259
Japan Securities Finance Co. Ltd.	7,200	33,750
Mizuho Leasing Co. Ltd.	2,700	59,546
NEC Capital Solutions Ltd.	900	16,975
Ricoh Leasing Co. Ltd.	900	26,189
Zenkoku Hosho Co. Ltd.	4,500	173,133

		508,314

Diversified Telecommunication Services — 0.2%
ARTERIA Networks Corp.	1,800	33,131
Internet Initiative Japan Inc.	2,700	95,359
Vision Inc./Tokyo Japan(a)	2,000	15,798

		144,288

Electric Utilities — 0.6%
Hokkaido Electric Power Co. Inc.	16,200	65,410
Hokuriku Electric Power Co	15,300	100,263
Okinawa Electric Power Co. Inc. (The)	3,792	71,029
Shikoku Electric Power Co. Inc.	14,400	107,998

		344,700

Electrical Equipment — 1.6%
Chiyoda Integre Co. Ltd.	900	14,761
Cosel Co. Ltd.	1,800	15,605
Daihen Corp.	1,800	60,398
Denyo Co. Ltd.	900	16,039
Fujikura Ltd.	20,700	60,908
Furukawa Electric Co. Ltd.	6,300	153,911
Futaba Corp.	2,700	24,961
GS Yuasa Corp.	6,300	111,457
Idec Corp./Japan	2,700	44,635
Mabuchi Motor Co. Ltd.	4,500	148,698
Nippon Carbon Co. Ltd.	900	28,570
Nissin Electric Co. Ltd.	4,500	46,865
Nitto Kogyo Corp.	1,800	31,928
Sanyo Denki Co. Ltd.	900	40,934
Sinfonia Technology Co. Ltd.	1,800	18,228
Tatsuta Electric Wire and Cable Co. Ltd.	3,600	20,985
Toyo Tanso Co. Ltd.	900	13,583
Ushio Inc.	9,000	107,013

		959,479

Electronic Equipment, Instruments & Components — 5.3%
Ai Holdings Corp.	2,700	36,189
Alps Alpine Co. Ltd.	18,000	217,534
Amano Corp.	4,500	97,280
Anritsu Corp.	12,600	248,293
Azbil Corp.	10,800	275,576

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Canon Electronics Inc.	1,800	$28,737
Canon Marketing Japan Inc.	4,500	91,725
Citizen Watch Co. Ltd.	24,300	86,838
CMK Corp.	3,600	13,633
CONEXIO Corp.	900	12,380
Dai-Ichi Seiko Co. Ltd.	900	21,553
Daiwabo Holdings Co. Ltd.	1,800	120,796
Dexerials Corp.	4,500	35,838
Elematec Corp.	1,800	14,870
Enplas Corp.	900	19,222
ESPEC Corp.	1,800	29,439
Hioki E.E. Corp.	900	28,904
Hochiki Corp.	900	11,411
Horiba Ltd.	3,200	168,413
Hosiden Corp.	4,500	39,263
Ibiden Co. Ltd.	9,000	238,251
Iriso Electronics Co. Ltd.	1,800	57,391
Japan Aviation Electronics Industry Ltd.	4,500	62,361
Japan Display Inc.(a)	51,300	21,904
Kaga Electronics Co. Ltd.	1,800	39,012
Koa Corp.	1,800	16,524
Macnica Fuji Electronics Holdings Inc.	4,500	72,386
Maruwa Co. Ltd./Aichi	900	68,669
Meiko Electronics Co. Ltd.	1,800	23,992
Nichicon Corp.	3,600	25,964
Nippon Ceramic Co. Ltd.	1,800	34,518
Nippon Electric Glass Co. Ltd.	7,200	114,147
Nippon Signal Co. Ltd.	3,600	40,533
Nissha Co. Ltd.	3,600	31,845
Nohmi Bosai Ltd.	1,800	33,649
Oki Electric Industry Co. Ltd.	7,200	71,242
Optex Group Co. Ltd.	2,700	36,464
Osaki Electric Co. Ltd.	2,700	12,982
Restar Holdings Corp.	1,800	34,719
Riken Keiki Co. Ltd.	900	20,266
Ryosan Co. Ltd.	1,800	40,767
Ryoyo Electro Corp.	900	22,321
Sanshin Electronics Co. Ltd.	900	13,817
Shinko Shoji Co. Ltd.	1,800	15,137
Siix Corp.	2,700	26,565
Tachibana Eletech Co. Ltd.	900	14,770
Taiyo Yuden Co. Ltd.	10,400	289,600
Tamura Corp.	6,300	26,549
Topcon Corp.	9,000	78,944
V Technology Co. Ltd.	900	34,209
Yokowo Co. Ltd.	900	23,675

		3,241,067

Energy Equipment & Services — 0.0%
Modec Inc.	1,800	27,133

Entertainment — 1.9%
Akatsuki Inc.	900	34,042
Amuse Inc.	900	20,074
Avex Inc.	2,700	23,883
Capcom Co. Ltd.	8,100	286,077
COLOPL Inc.	5,400	53,982
Daiichikosho Co. Ltd.	3,600	126,644
DeNA Co. Ltd.	9,000	123,637
GungHo Online Entertainment Inc.	3,600	58,577
HEROZ Inc.	800	29,294

Security	Shares	Value

Entertainment (continued)
KLab Inc.(a)	2,700	$19,523
Koei Tecmo Holdings Co. Ltd.	3,668	105,885
Marvelous Inc.	2,700	19,548
Shochiku Co. Ltd.	900	117,789
Toei Animation Co. Ltd.	900	42,521
Toei Co. Ltd.	600	81,812
UUUM Inc.(a)	900	23,115

		1,166,403

Equity Real Estate Investment Trusts (REITs) — 8.8%
Activia Properties Inc.	63	214,318
Advance Residence Investment Corp.	117	364,352
AEON REIT Investment Corp.	135	142,851
Comforia Residential REIT Inc.	54	163,401
CRE Logistics REIT Inc.	27	38,845
Daiwa Office Investment Corp.	27	157,637
Daiwa Securities Living Investments Corp.	162	148,715
Frontier Real Estate Investment Corp.	45	146,192
Fukuoka REIT Corp.	63	74,090
Global One Real Estate Investment Corp.	90	84,708
Hankyu Hanshin REIT Inc.	54	68,217
Heiwa Real Estate REIT Inc.	81	78,041
Hoshino Resorts REIT Inc.	18	73,764
Hulic Reit Inc.	108	138,941
Ichigo Office REIT Investment Corp.	108	75,986
Industrial & Infrastructure Fund Investment Corp.	153	250,941
Invesco Office J-Reit Inc.	783	113,742
Invincible Investment Corp.	540	136,736
Itochu Advance Logistics Investment Corp.	36	44,944
Japan Excellent Inc.	108	133,628
Japan Hotel REIT Investment Corp.	396	164,855
Japan Logistics Fund Inc.	81	215,404
Kenedix Office Investment Corp.	36	199,824
Kenedix Residential Next Investment Corp.	81	136,309
Kenedix Retail REIT Corp.	45	83,705
LaSalle Logiport REIT	117	174,520
MCUBS MidCity Investment Corp.	153	120,287
Mirai Corp.	144	52,997
Mitsubishi Estate Logistics REIT Investment Corp.	27	99,494
Mitsui Fudosan Logistics Park Inc.	36	156,718
Mori Hills REIT Investment Corp.	144	194,477
Mori Trust Hotel Reit Inc.	36	34,117
Mori Trust Sogo REIT Inc.	90	112,693
Nippon Accommodations Fund Inc.	36	218,202
NIPPON REIT Investment Corp.	36	126,477
One REIT Inc.	18	44,559
Premier Investment Corp.	117	132,600
Samty Residential Investment Corp.	27	25,387
Sekisui House Reit Inc.	360	224,217
SOSiLA Logistics REIT Inc.	45	54,759
Star Asia Investment Corp.	36	30,207
Starts Proceed Investment Corp.	18	33,198
Takara Leben Real Estate Investment Corp.	36	30,408
Tokyu REIT Inc.	72	99,444

		5,414,907

Food & Staples Retailing — 3.3%
Aeon Hokkaido Corp.	1,800	13,065
Ain Holdings Inc.	2,200	142,127
Arcs Co. Ltd.	3,600	72,845
Axial Retailing Inc.	900	34,460

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Belc Co. Ltd.	900	$55,469
Cawachi Ltd.	900	21,987
cocokara fine Inc.	1,800	90,890
Create SD Holdings Co. Ltd.	2,700	85,460
Daikokutenbussan Co. Ltd.	900	33,666
G-7 Holdings Inc.	900	19,682
Genky DrugStores Co. Ltd.	900	23,733
Halows Co. Ltd.	900	25,897
Heiwado Co. Ltd.	2,700	48,519
JM Holdings Co. Ltd.	900	22,940
Kansai Super Market Ltd.	900	9,406
Kato Sangyo Co. Ltd.	1,800	62,988
Kusuri no Aoki Holdings Co. Ltd.	1,700	140,437
Life Corp.	1,800	56,388
Matsumotokiyoshi Holdings Co. Ltd.	7,200	269,662
Maxvalu Tokai Co. Ltd.	700	15,646
Ministop Co. Ltd.	900	12,656
Mitsubishi Shokuhin Co. Ltd.	1,800	45,528
Nihon Chouzai Co. Ltd.	900	14,444
Okuwa Co. Ltd.	1,800	25,463
Qol Holdings Co. Ltd.	1,800	21,536
Retail Partners Co. Ltd.	1,500	22,110
San-A Co. Ltd.	1,800	71,759
Shoei Foods Corp.	900	36,757
Sugi Holdings Co. Ltd.	3,300	213,190
United Super Markets Holdings Inc.	4,500	47,116
Valor Holdings Co. Ltd.	3,600	70,673
YAKUODO Holdings Co. Ltd.	1,000	24,987
Yaoko Co. Ltd.	1,800	117,789
Yokohama Reito Co. Ltd.	3,600	30,675

		1,999,950

Food Products — 4.7%
Ariake Japan Co. Ltd.	1,800	124,973
Chubu Shiryo Co. Ltd.	1,800	27,852
DyDo Group Holdings Inc.	900	44,108
Ezaki Glico Co. Ltd.	3,600	174,094
Feed One Co. Ltd.	8,100	13,984
Fuji Oil Holdings Inc.	4,500	120,755
Fujicco Co. Ltd.	1,800	33,265
Fujiya Co. Ltd.	900	18,145
Hokuto Corp.	1,800	33,532
House Foods Group Inc.	5,400	182,698
Itoham Yonekyu Holdings Inc.	12,600	78,359
J-Oil Mills Inc.	900	36,130
Kagome Co. Ltd.	7,200	202,831
Kameda Seika Co. Ltd.	900	45,278
Kenko Mayonnaise Co. Ltd.	900	17,911
Kewpie Corp.	9,000	176,182
KEY Coffee Inc.	1,800	39,280
Kotobuki Spirits Co. Ltd.	1,800	87,715
Marudai Food Co. Ltd.	1,800	32,496
Maruha Nichiro Corp.	3,600	77,891
Megmilk Snow Brand Co. Ltd.	3,600	88,384
Mitsui Sugar Co. Ltd.	900	17,401
Morinaga & Co. Ltd./Japan	3,600	154,546
Morinaga Milk Industry Co. Ltd.	3,600	151,371
Nagatanien Holdings Co. Ltd.	900	18,404
Nichirei Corp.	9,900	278,893
Nippon Beet Sugar Manufacturing Co. Ltd.	900	14,126
Nippon Flour Mills Co. Ltd.	3,600	54,534

Security	Shares	Value

Food Products (continued)
Nippon Suisan Kaisha Ltd.	24,300	$112,551
Nisshin Oillio Group Ltd. (The)	1,800	57,474
Prima Meat Packers Ltd.	2,700	66,137
Riken Vitamin Co. Ltd.	1,800	37,759
Rock Field Co. Ltd.	1,800	23,291
Rokko Butter Co. Ltd.	900	13,299
S Foods Inc.	1,800	42,655
Sakata Seed Corp.	2,700	92,728
Showa Sangyo Co. Ltd.	1,800	55,052
Starzen Co. Ltd.	900	38,678
Warabeya Nichiyo Holdings Co. Ltd.	900	14,661

		2,899,423

Gas Utilities — 0.3%
K&O Energy Group Inc.	900	13,015
Nippon Gas Co. Ltd.	3,600	142,851
Shizuoka Gas Co. Ltd.	4,500	41,351

		197,217

Health Care Equipment & Supplies — 1.9%
CYBERDYNE Inc.(a)	9,900	46,865
Eiken Chemical Co. Ltd.	2,700	46,239
Hogy Medical Co. Ltd.	1,800	58,978
Jeol Ltd.	3,600	107,597
Mani Inc.	6,300	166,074
Menicon Co. Ltd.	2,700	137,337
Nagaileben Co. Ltd.	1,800	44,609
Nakanishi Inc.	6,300	99,469
Nihon Kohden Corp.	7,200	240,256
Nipro Corp.	12,600	147,362
Paramount Bed Holdings Co. Ltd.	1,800	69,922

		1,164,708

Health Care Providers & Services — 1.4%
As One Corp.	1,100	121,400
BML Inc.	1,800	50,708
Elan Corp.	900	15,028
Japan Lifeline Co. Ltd.	5,400	72,779
Japan Medical Dynamic Marketing Inc.	900	14,444
Miraca Holdings Inc.	4,500	104,673
NichiiGakkan Co. Ltd.	3,600	54,634
Ship Healthcare Holdings Inc.	3,600	155,715
Solasto Corp.	4,500	52,128
Toho Holdings Co. Ltd.	4,500	89,845
Tokai Corp./Gifu	1,800	45,963
Tsukui Corp.	4,500	21,010
Vital KSK Holdings Inc.	3,600	35,621

		833,948

Health Care Technology — 0.3%
EM Systems Co. Ltd.	2,700	21,052
JMDC Inc.(a)	900	63,238
Medical Data Vision Co. Ltd.(a)	1,800	17,911
Medley Inc.(a)	1,800	65,076

		167,277

Hotels, Restaurants & Leisure — 4.0%
Aeon Fantasy Co. Ltd.	900	15,914
Arcland Service Holdings Co. Ltd.	1,800	31,962
Atom Corp.	8,100	67,140
BRONCO BILLY Co. Ltd.	900	20,300
Colowide Co. Ltd.	5,400	80,798
Create Restaurants Holdings Inc.	7,200	55,603
Curves Holdings Co. Ltd.(a)	4,000	24,542

5

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Daisyo Corp.	900	$11,779
Doutor Nichires Holdings Co. Ltd.	2,700	46,063
Fuji Kyuko Co. Ltd.	1,800	58,393
Fujio Food System Co. Ltd.	900	13,943
Hiday Hidaka Corp.	1,884	33,401
HIS Co. Ltd.	2,700	49,547
Ichibanya Co. Ltd.	900	46,614
Kappa Create Co. Ltd.(a)	2,700	37,943
Kisoji Co. Ltd.	1,800	42,437
KNT-CT Holdings Co. Ltd.(a)	900	10,100
KOMEDA Holdings Co. Ltd.	4,500	77,900
Koshidaka Holdings Co. Ltd.	3,600	17,944
Kourakuen Holdings Corp.	900	14,920
Kura Sushi Inc.	900	41,101
Kyoritsu Maintenance Co. Ltd.	2,780	88,766
Matsuyafoods Holdings Co. Ltd.	900	33,039
Monogatari Corp. (The)	600	43,718
MOS Food Services Inc.	1,800	50,123
Ohsho Food Service Corp.	900	52,462
Pepper Food Service Co. Ltd.	900	4,770
Plenus Co. Ltd.	1,800	31,327
Resorttrust Inc.	7,200	90,355
Ringer Hut Co. Ltd.	1,800	40,783
Round One Corp.	6,300	53,623
Royal Holdings Co. Ltd.	2,700	49,522
Saizeriya Co. Ltd.	2,700	57,491
SFP Holdings Co. Ltd.	900	14,101
Skylark Holdings Co. Ltd.	18,000	291,883
St. Marc Holdings Co. Ltd.	1,800	31,243
Sushiro Global Holdings Ltd.	9,000	190,467
TKP Corp.(a)	1,300	27,826
Tokyo Dome Corp.	7,200	60,148
Tokyotokeiba Co. Ltd.	1,800	59,229
Toridoll Holdings Corp.	3,600	40,800
Tosho Co. Ltd.	1,800	23,692
WATAMI Co. Ltd.	1,800	17,576
Yoshinoya Holdings Co. Ltd.	5,400	123,854
Zensho Holdings Co. Ltd.	8,100	172,548

		2,447,690

Household Durables — 1.7%
Chofu Seisakusho Co. Ltd.	1,800	38,862
Corona Corp.	900	7,819
ES-Con Japan Ltd.	2,700	20,225
Foster Electric Co. Ltd.	1,800	20,467
France Bed Holdings Co. Ltd.	1,800	14,068
Fujitsu General Ltd.	5,400	105,509
Haseko Corp.	24,300	296,152
JVCKenwood Corp.	13,500	22,054
LEC Inc.	1,500	22,249
Pressance Corp.	3,600	43,206
Sangetsu Corp.	4,500	66,622
Starts Corp. Inc.	2,700	54,910
Sumitomo Forestry Co. Ltd.	11,700	148,890
Tama Home Co. Ltd.	900	10,893
Tamron Co. Ltd.	1,800	33,933
Token Corp.	920	63,107
Zojirushi Corp.	2,700	42,479

		1,011,445

Security	Shares	Value

Household Products — 0.1%
Earth Corp.	900	$59,479
S.T. Corp.	900	13,843

		73,322

Independent Power and Renewable Electricity Producers — 0.1%
eRex Co. Ltd.	1,800	24,593
RENOVA Inc.(a)	2,700	23,608
West Holdings Corp.	1,800	33,499

		81,700

Industrial Conglomerates — 0.4%
Katakura Industries Co. Ltd.	1,800	20,216
Mie Kotsu Group Holdings Inc.	4,500	19,924
Nisshinbo Holdings Inc.	12,600	93,680
Noritsu Koki Co. Ltd.	1,800	24,142
TOKAI Holdings Corp.	8,100	75,636

		233,598

Insurance — 0.1%
Anicom Holdings Inc.	1,800	88,885

Interactive Media & Services — 0.6%
Bengo4.com Inc.(a)	900	72,177
COOKPAD Inc.(a)	4,500	13,115
Dip Corp.	2,700	63,781
giftee Inc.(a)	900	14,887
Gree Inc.	10,800	44,309
Gurunavi Inc.	2,700	16,516
Itokuro Inc.(a)	900	12,623
Kamakura Shinsho Ltd.	1,800	19,999
Lifull Co. Ltd.	5,400	21,302
Mixi Inc.	3,600	58,544
MTI Ltd.	1,800	10,041
ZIGExN Co. Ltd.	4,500	15,830

		363,124

Internet & Direct Marketing Retail — 0.4%
ASKUL Corp.	1,800	54,300
Belluna Co. Ltd.	4,500	22,597
Demae-Can Co. Ltd.	2,700	34,810
Enigmo Inc.	1,800	16,875
Media Do Holdings Co. Ltd.	900	35,963
Oisix ra daichi Inc.(a)	1,800	38,495
Open Door Inc.(a)	900	10,492

		213,532

IT Services — 2.8%
Argo Graphics Inc.	1,800	62,069
Change Inc.(a)	900	44,108
Comture Corp.	1,800	49,572
Digital Garage Inc.	2,700	95,860
DTS Corp.	3,600	76,688
Future Corp.	1,800	29,890
GMO internet Inc.	6,300	159,525
Ines Corp.	1,800	23,424
Infocom Corp.	1,800	46,898
Information Services International-Dentsu Ltd.	900	42,020
Kanematsu Electronics Ltd.	900	33,165
LAC Co. Ltd.	1,800	20,634
Mitsubishi Research Institute Inc.	900	34,627
NEC Networks & System Integration Corp.	5,400	101,499
NET One Systems Co. Ltd.	8,100	245,101
Nihon Unisys Ltd.	6,300	194,728
NS Solutions Corp.	2,700	73,981

6

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
NSD Co. Ltd.	6,300	$98,475
Oro Co. Ltd.	900	24,569
SB Technology Corp.	900	23,332
SHIFT Inc.(a)	900	85,042
TechMatrix Corp.	1,800	54,717
TKC Corp.	900	47,116
Transcosmos Inc.	1,800	42,354
Zuken Inc.	900	21,737

		1,731,131

Leisure Products — 0.6%
Heiwa Corp.	5,416	91,947
Mars Group Holdings Corp.	900	13,650
Mizuno Corp.	1,800	34,134
Sankyo Co. Ltd.	4,500	115,909
Tomy Co. Ltd.	8,100	69,245
Universal Entertainment Corp.	2,200	43,087
Yonex Co. Ltd.	4,500	21,762

		389,734

Life Sciences Tools & Services — 0.1%
CMIC Holdings Co. Ltd.	900	12,748
EPS Holdings Inc.	2,700	27,768

		40,516

Machinery — 5.5%
Aichi Corp.	2,700	18,771
Aida Engineering Ltd.	4,500	30,700
Anest Iwata Corp.	2,700	21,628
Asahi Diamond Industrial Co. Ltd.	4,500	21,344
Bando Chemical Industries Ltd.	2,700	15,714
CKD Corp.	3,600	62,086
Daiwa Industries Ltd.	2,700	24,535
DMG Mori Co. Ltd.	9,900	120,287
Ebara Corp.	8,100	195,254
Fuji Corp./Aichi	5,400	99,594
Fujitec Co. Ltd.	5,400	80,798
Fukushima Galilei Co. Ltd.	900	27,693
Furukawa Co. Ltd.	2,700	27,969
Giken Ltd.	1,500	68,223
Glory Ltd.	4,500	106,846
Harmonic Drive Systems Inc.	3,600	207,843
Hirata Corp.	900	51,710
Hisaka Works Ltd.	1,800	12,631
Hitachi Zosen Corp.	14,400	54,801
Hosokawa Micron Corp.	500	28,264
IHI Corp.	11,700	168,221
Iseki & Co. Ltd.	1,800	20,584
Japan Steel Works Ltd. (The)	5,400	79,696
Kitz Corp.	6,300	41,986
Komori Corp.	4,500	32,580
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,700	34,510
Makino Milling Machine Co. Ltd.	1,800	55,720
Max Co. Ltd.	1,800	27,701
Meidensha Corp.	2,700	45,662
METAWATER Co. Ltd.	900	40,140
Mitsubishi Logisnext Co. Ltd.	1,800	17,526
Mitsuboshi Belting Ltd.	1,800	27,351
Mitsui E&S Holdings Co. Ltd.(a)	6,300	33,039
Morita Holdings Corp.	2,700	45,437
Nachi-Fujikoshi Corp.	900	29,030
Nikkiso Co. Ltd.	4,500	41,686

Security	Shares	Value

Machinery (continued)
Nippon Sharyo Ltd.(a)	900	$23,299
Nippon Thompson Co. Ltd.	4,500	17,000
Nissei ASB Machine Co. Ltd.	900	28,695
Nitta Corp.	1,800	37,325
Nitto Kohki Co. Ltd.	900	16,532
Nittoku Co. Ltd.	900	27,442
Noritake Co. Ltd./Nagoya Japan	900	30,659
NTN Corp.	36,000	75,519
Obara Group Inc.	900	26,732
Oiles Corp.	1,896	24,990
OKUMA Corp.	1,800	75,017
Organo Corp.	900	50,624
OSG Corp.	7,200	102,050
Rheon Automatic Machinery Co. Ltd.	900	10,910
Ryobi Ltd.	1,800	23,407
Shibaura Machine Co. Ltd.	1,800	39,647
Shibuya Corp.	900	25,730
Shima Seiki Manufacturing Ltd.	1,800	27,267
Shinmaywa Industries Ltd.	4,500	44,568
Sintokogio Ltd.	3,600	26,365
Sodick Co. Ltd.	3,600	27,668
Star Micronics Co. Ltd.	2,700	32,279
Tadano Ltd.	9,000	71,509
Takeuchi Manufacturing Co. Ltd.	2,700	44,584
Takuma Co. Ltd.	6,300	82,160
Teikoku Sen-I Co. Ltd.	1,800	38,261
Tocalo Co. Ltd.	5,400	52,930
Tsubaki Nakashima Co. Ltd.	3,600	31,745
Tsubakimoto Chain Co.	1,800	46,531
Tsugami Corp.	3,600	33,516
Tsukishima Kikai Co. Ltd.	2,700	32,254
Tsurumi Manufacturing Co. Ltd.	1,800	32,780
Union Tool Co.	900	23,474
YAMABIKO Corp.	2,700	24,585
Yamashin-Filter Corp.	2,700	24,961
Yushin Precision Equipment Co. Ltd.	1,800	11,645

		3,362,220

Marine — 0.4%
Iino Kaiun Kaisha Ltd.	7,200	22,856
Kawasaki Kisen Kaisha Ltd.(a)	4,500	46,406
Mitsui OSK Lines Ltd.	9,900	175,422
NS United Kaiun Kaisha Ltd.	900	11,862

		256,546

Media — 0.7%
FAN Communications Inc.	3,600	15,906
Gakken Holdings Co. Ltd.	1,300	20,043
Kadokawa Corp.	4,508	74,146
Macromill Inc.	3,600	24,427
OPT Holding Inc.	1,800	25,546
Proto Corp.	1,800	19,281
RPA Holdings Inc.(a)	1,800	15,321
SKY Perfect JSAT Holdings Inc.	11,700	47,675
Tokyo Broadcasting System Holdings Inc.	2,700	42,429
TV Asahi Holdings Corp.	1,800	28,269
ValueCommerce Co. Ltd.	1,800	45,010
Vector Inc.(a)	2,700	21,377
Wowow Inc.	900	21,386
Zenrin Co. Ltd.	2,700	34,184

		435,000

7

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 1.7%
Aichi Steel Corp.	900	$25,312
Asahi Holdings Inc.	3,600	92,560
Daido Steel Co. Ltd.	2,700	92,602
Dowa Holdings Co. Ltd.	4,500	144,521
Godo Steel Ltd.	900	17,802
Kobe Steel Ltd.(a)	27,000	100,497
Kyoei Steel Ltd.	1,800	23,792
Mitsui Mining & Smelting Co. Ltd.	5,400	116,386
Neturen Co. Ltd.	2,700	13,984
Nippon Denko Co. Ltd.(a)	400	579
Nippon Light Metal Holdings Co. Ltd.	46,800	80,364
Nittetsu Mining Co. Ltd.	900	38,261
Osaka Steel Co. Ltd.	900	10,843
OSAKA Titanium Technologies Co. Ltd.	1,800	17,292
Pacific Metals Co. Ltd.	1,800	28,236
Sanyo Special Steel Co. Ltd.	1,800	16,424
Toho Titanium Co. Ltd.	2,700	16,841
Tokyo Steel Manufacturing Co. Ltd.	9,000	58,310
Topy Industries Ltd.	900	11,111
UACJ Corp.	2,714	50,131
Yamato Kogyo Co. Ltd.	3,600	74,349
Yodogawa Steel Works Ltd.	1,800	28,737

		1,058,934

Multiline Retail — 1.1%
Fuji Co. Ltd./Ehime	1,800	31,461
H2O Retailing Corp.	8,135	63,730
Izumi Co. Ltd.	3,600	113,111
J Front Retailing Co. Ltd.	20,700	175,806
Kintetsu Department Store Co. Ltd.	900	26,941
Matsuya Co. Ltd.	2,700	17,142
Seria Co. Ltd.	4,500	144,312
Takashimaya Co. Ltd.	12,600	121,047

		693,550

Oil, Gas & Consumable Fuels — 0.6%
Cosmo Energy Holdings Co. Ltd.	5,400	85,460
Itochu Enex Co. Ltd.	4,500	36,005
Iwatani Corp.	2,700	95,234
Japan Petroleum Exploration Co. Ltd.	2,700	50,724
Mitsuuroko Group Holdings Co. Ltd.	2,700	30,174
San-Ai Oil Co. Ltd.	4,500	46,113
Sinanen Holdings Co. Ltd.	900	22,806

		366,516

Paper & Forest Products — 0.5%
Daiken Corp.	900	14,435
Daio Paper Corp.	6,300	85,201
Hokuetsu Corp.	9,000	33,917
Nippon Paper Industries Co. Ltd.	9,000	132,909
Tokushu Tokai Paper Co. Ltd.	900	36,172

		302,634

Personal Products — 1.3%
Euglena Co. Ltd.(a)	7,200	49,722
Fancl Corp.	7,200	204,502
Kitanotatsujin Corp.	5,400	26,114
Mandom Corp.	3,600	72,745
Milbon Co. Ltd.	1,800	88,718
Noevir Holdings Co. Ltd.	1,800	80,531
Rohto Pharmaceutical Co. Ltd.	8,100	248,861
YA-MAN Ltd.	2,700	18,495

		789,688

Security	Shares	Value

Pharmaceuticals — 2.1%
ASKA Pharmaceutical Co. Ltd.	1,800	$19,715
Daito Pharmaceutical Co. Ltd.	900	36,423
Fuji Pharma Co. Ltd.	900	10,375
JCR Pharmaceuticals Co. Ltd.	1,200	137,783
Kaken Pharmaceutical Co. Ltd.	2,700	148,364
Kissei Pharmaceutical Co. Ltd.	2,700	68,418
KYORIN Holdings Inc.	3,600	77,891
Mochida Pharmaceutical Co. Ltd.	1,800	69,755
Nichi-Iko Pharmaceutical Co. Ltd.	4,550	55,326
Sawai Pharmaceutical Co. Ltd.	3,600	198,487
Seikagaku Corp.	3,600	38,327
Sosei Group Corp.(a)	6,300	106,311
Taiko Pharmaceutical Co. Ltd.	1,800	37,542
Torii Pharmaceutical Co. Ltd.	900	27,108
Towa Pharmaceutical Co. Ltd.	2,700	56,814
Tsumura & Co.	5,400	150,168
ZERIA Pharmaceutical Co. Ltd.	1,800	35,504

		1,274,311

Professional Services — 2.2%
Altech Corp.	1,080	19,488
BayCurrent Consulting Inc.	900	63,238
Benefit One Inc.	6,300	137,654
BeNEXT Group Inc.	1,800	13,683
en-japan Inc.	2,700	72,829
FULLCAST Holdings Co. Ltd.	1,800	26,415
Funai Soken Holdings Inc.	3,600	84,708
Grace Technology Inc.	900	36,214
Insource Co. Ltd.	900	24,293
IR Japan Holdings Ltd.	900	79,779
JAC Recruitment Co. Ltd.	900	11,536
Link And Motivation Inc.	2,700	11,378
Meitec Corp.	1,800	86,880
Nomura Co. Ltd.	7,200	65,227
Outsourcing Inc.	9,000	52,880
Pasona Group Inc.	1,800	21,386
SMS Co. Ltd.	6,300	156,542
S-Pool Inc.	4,500	31,536
Tanseisha Co. Ltd.	3,600	25,162
TechnoPro Holdings Inc.	3,300	197,568
UT Group Co. Ltd.(a)	2,700	50,624
WDB Holdings Co. Ltd.	900	22,547
World Holdings Co. Ltd.	900	15,079
YAMADA Consulting Group Co. Ltd.	900	10,994
Yumeshin Holdings Co. Ltd.	3,600	20,717

		1,338,357

Real Estate Management & Development — 2.0%
Daibiru Corp.	4,500	43,858
Goldcrest Co. Ltd.	900	13,182
Heiwa Real Estate Co. Ltd.	2,700	73,806
Ichigo Inc.	22,500	64,116
Katitas Co. Ltd.	4,500	100,455
Keihanshin Building Co. Ltd.	2,700	37,467
Kenedix Inc.	19,800	107,698
Leopalace21 Corp.(a)	15,500	38,558
Open House Co. Ltd.	5,400	149,266
Raysum Co. Ltd.	900	8,320
Relo Group Inc.	9,900	226,146
SAMTY Co. Ltd.	2,800	38,153
Sun Frontier Fudousan Co. Ltd.	2,700	23,608

8

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Takara Leben Co. Ltd.	7,200	$25,061
TOC Co. Ltd.	3,600	23,391
Tokyo Tatemono Co. Ltd.	17,100	220,466
Tosei Corp.	2,700	26,841

		1,220,392

Road & Rail — 2.4%
Fukuyama Transporting Co. Ltd.	2,700	88,718
Hamakyorex Co. Ltd.	900	27,150
Hitachi Transport System Ltd.	3,600	99,010
Maruzen Showa Unyu Co. Ltd.	900	24,009
Nankai Electric Railway Co. Ltd.	9,000	218,119
Nikkon Holdings Co. Ltd.	5,400	109,368
Nishi-Nippon Railroad Co. Ltd.	5,400	145,657
Sakai Moving Service Co. Ltd.	900	51,042
Sankyu Inc.	4,500	183,575
Seino Holdings Co. Ltd.	12,600	172,390
Senko Group Holdings Co. Ltd.	9,900	79,027
Sotetsu Holdings Inc.	6,300	180,986
Tonami Holdings Co. Ltd.	600	33,638
Trancom Co. Ltd.	900	56,221

		1,468,910

Semiconductors & Semiconductor Equipment — 1.5%
Ferrotec Holdings Corp.	2,700	18,069
Japan Material Co. Ltd.	5,400	87,916
Megachips Corp.	1,800	32,029
Micronics Japan Co. Ltd.	2,700	25,889
Mimasu Semiconductor Industry Co. Ltd.	900	18,696
Mitsui High-Tec Inc.	1,800	23,374
Optorun Co. Ltd.	1,800	47,249
Rorze Corp.	900	40,725
RS Technologies Co. Ltd.	900	28,779
Sanken Electric Co. Ltd.	1,800	41,636
SCREEN Holdings Co. Ltd.	3,600	161,229
Shindengen Electric Manufacturing Co. Ltd.	900	22,204
Shinko Electric Industries Co. Ltd.	5,400	68,568
Tokyo Seimitsu Co. Ltd.	3,600	116,452
Tri Chemical Laboratories Inc.	700	69,457
Ulvac Inc.	3,600	108,099

		910,371

Software — 2.2%
Alpha Systems Inc.	900	33,081
Broadleaf Co. Ltd.	8,100	42,028
Chatwork Co. Ltd.(a)	900	12,940
Computer Engineering & Consulting Ltd.	1,800	31,243
Cybozu Inc.	1,800	46,347
Digital Arts Inc.	900	71,760
Ebase Co. Ltd.	1,800	21,720
Fixstars Corp.	1,800	22,004
Freee KK(a)	1,700	83,631
Fuji Soft Inc.	2,700	113,779
Fukui Computer Holdings Inc.	900	26,231
Infomart Corp.	17,100	143,486
Justsystems Corp.	2,700	185,455
Miroku Jyoho Service Co. Ltd.	1,800	41,869
Money Forward Inc.(a)	1,300	84,708
OBIC Business Consultants Co. Ltd.	1,800	93,563
Optim Corp.(a)	1,800	46,364
PKSHA Technology Inc.(a)	900	26,398
Rakus Co. Ltd.	3,600	71,943

Security	Shares	Value

Software (continued)
Sansan Inc.(a)	900	$45,528
Sourcenext Corp.	7,200	21,921
Systena Corp.	6,300	90,054
UNITED Inc./Japan	900	9,632

		1,365,685

Specialty Retail — 2.6%
Adastria Co. Ltd.	2,700	43,958
Alpen Co. Ltd.	900	14,728
AOKI Holdings Inc.	3,600	22,990
Aoyama Trading Co. Ltd.	3,600	27,434
Arcland Sakamoto Co. Ltd.	2,700	29,823
Asahi Co. Ltd.	1,800	25,897
Autobacs Seven Co. Ltd.	6,300	77,306
Bic Camera Inc.	9,000	94,816
Chiyoda Co. Ltd.	1,800	17,610
DCM Holdings Co. Ltd.	9,000	93,563
EDION Corp.	7,200	66,831
Geo Holdings Corp.	2,700	33,783
IDOM Inc.	4,500	21,636
JINS Holdings Inc.	900	57,057
Joshin Denki Co. Ltd.	1,800	37,275
Joyful Honda Co. Ltd.	4,500	56,179
Keiyo Co. Ltd.	3,600	21,620
Kohnan Shoji Co. Ltd.	1,800	52,546
Komeri Co. Ltd.	2,700	66,613
K’s Holdings Corp.	17,100	219,037
LIXIL VIVA Corp.	2,000	44,795
Nextage Co. Ltd.	3,600	29,873
Nishimatsuya Chain Co. Ltd.	3,600	30,876
Nojima Corp.	2,700	62,879
PAL GROUP Holdings Co. Ltd.	1,800	23,157
Sanrio Co. Ltd.	4,500	75,435
Shimachu Co. Ltd.	3,600	97,807
T-Gaia Corp.	1,800	38,261
United Arrows Ltd.	1,800	30,926
VT Holdings Co. Ltd.	6,300	22,338
World Co. Ltd.	1,800	26,181
Xebio Holdings Co. Ltd.	1,800	15,588
Yellow Hat Ltd.	2,700	38,494

		1,617,312

Technology Hardware, Storage & Peripherals — 0.9%
Eizo Corp.	900	33,583
Elecom Co. Ltd.	1,800	85,376
Konica Minolta Inc.	38,700	143,327
Maxell Holdings Ltd.	4,500	44,985
MCJ Co. Ltd.	5,400	42,003
Melco Holdings Inc.	900	22,530
Riso Kagaku Corp.	1,800	22,054
Toshiba TEC Corp.	2,700	93,855
Wacom Co. Ltd.	12,600	56,840

		544,553

Textiles, Apparel & Luxury Goods — 1.1%
Asics Corp.	13,500	143,477
Descente Ltd.(a)	2,700	40,173
Fujibo Holdings Inc.	900	26,941
Goldwin Inc.	1,800	115,116
Gunze Ltd.	900	32,037
Japan Wool Textile Co. Ltd. (The)	4,500	42,020
Kurabo Industries Ltd.	1,000	22,518

9

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Onward Holdings Co. Ltd.	8,100	$27,818
Seiko Holdings Corp.	1,800	30,475
Seiren Co. Ltd.	3,600	44,643
TSI Holdings Co. Ltd.	5,400	23,157
Wacoal Holdings Corp.	3,600	74,550
Yondoshi Holdings Inc.	1,800	32,830

		655,755

Thrifts & Mortgage Finance — 0.1%
Aruhi Corp.	2,700	37,442

Trading Companies & Distributors — 1.9%
Advan Co. Ltd.	1,800	20,216
Chori Co. Ltd.	900	15,212
Daiichi Jitsugyo Co. Ltd.	900	31,536
Gecoss Corp.	900	8,312
Hanwa Co. Ltd.	2,700	49,772
Inaba Denki Sangyo Co. Ltd.	4,500	102,710
Inabata & Co. Ltd.	3,600	44,075
Japan Pulp & Paper Co. Ltd.	900	32,538
Kamei Corp.	1,800	17,978
Kanamoto Co. Ltd.	2,700	58,193
Kanematsu Corp.	7,200	89,353
Nagase & Co. Ltd.	9,000	111,774
Nichiden Corp.	900	19,122
Nippon Steel Trading Corp.	944	32,683
Nishio Rent All Co. Ltd.	1,800	39,597
Sojitz Corp.	113,400	264,198
Trusco Nakayama Corp.	3,600	83,004
Wakita & Co. Ltd.	3,600	34,485

Security	Shares	Value

Trading Companies & Distributors (continued)
Yamazen Corp.	5,400	$46,915
Yuasa Trading Co. Ltd.	1,800	52,713

		1,154,386

Transportation Infrastructure — 0.3%
Mitsubishi Logistics Corp.	4,500	115,617
Nissin Corp.	900	13,324
Sumitomo Warehouse Co. Ltd. (The)	5,400	67,165

		196,106

Total Common Stocks — 98.6% (Cost: $81,518,210)		60,454,456

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(b)(c)	30,000	30,000

Total Short-Term Investments — 0.1% (Cost: $30,000)		30,000

Total Investments in Securities — 98.7% (Cost: $81,548,210)		60,484,456

Other Assets, Less Liabilities — 1.3%		822,490

Net Assets — 100.0%		$61,306,946

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,094,708	(3,094,708)	—	$—	$35,713(b	)	$1,422	$(1,447)
BlackRock Cash Funds: Treasury, SL Agency Shares	48,000	(18,000)	30,000	30,000	649		—	—

				$30,000	$36,362		$1,422	$(1,447)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	53	06/11/20	$767	$74,918

10

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$60,454,456	$—	$—	$60,454,456
Money Market Funds	30,000	—	—	30,000

	$60,484,456	$—	$—	$60,484,456

Derivative financial instruments(a)
Assets
Futures Contracts	$74,918	$—	$—	$74,918

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

11